CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Millions	Noncontrolling Interest [Member]	Parent [Member]	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2014	$ 36	$ 385	$ 1	$ (35)	$ 202	$ 237	$ (20)	$ 421
Balance (in shares) at Dec. 31, 2014			59,463,200	2,363,324
Increase (Decrease) in Stockholders' Equity
Net income	2	74				74		76
Other comprehensive loss, net of tax	(2)	(9)					(9)	(11)
Non-cash compensation expense		13			13			13
Dividends paid to noncontrolling interest	(3)							(3)
Issuance of common stock upon vesting of restricted stock units, net of withholding taxes		(4)			(4)			(4)
Issuance of common stock upon vesting of RSUs, net of withholding taxes (in shares)			379,649
Change in excess tax benefits from stock-based awards		2			2			2
Issuance of common stock upon exercise of stock options (in shares)			11,084
Cash dividends declared		(27)			1	(28)		(27)
Balance at Dec. 31, 2015	33	434	$ 1	$ (35)	214	283	(29)	467
Balance (in shares) at Dec. 31, 2015			59,853,933	2,363,324
Increase (Decrease) in Stockholders' Equity
Net income	2	270				270		272
Other comprehensive loss, net of tax	(6)	(23)					(23)	(29)
Non-cash compensation expense		18			18			18
Acquisition of partnership interest of noncontrolling interest	(1)							(1)
Dividends paid to noncontrolling interest	(2)							(2)
Issuance of common stock upon vesting of restricted stock units, net of withholding taxes		(1)			(1)			(1)
Issuance of common stock upon vesting of RSUs, net of withholding taxes (in shares)			638,159
Issuance of restricted stock for converted shares in connection with the Vistana acquisition		2			2			2
Issuance of restricted stock for converted shares in connection with the Vistana acquisition (in shares)			668,081
Issuance of common stock in connection with the Vistana acquisition		1,029			1,029			1,029
Issuance of common stock in connection with the Vistana acquisition (in shares)			72,371,969
Change in excess tax benefits from stock-based awards		(2)			(2)			(2)
Dividends declared on common stock		(52)			2	(54)		(52)
Dividends declared on common stock (in shares)			13,722
Treasury stock purchases		(101)		$ (101)				(101)
Treasury stock purchases (in shares)				6,515,165
Balance at Dec. 31, 2016	26	1,574	$ 1	$ (136)	1,262	499	(52)	$ 1,600
Balance (in shares) at Dec. 31, 2016			133,545,864	8,878,489				124,700,000
Increase (Decrease) in Stockholders' Equity
Net income	3	174				174		$ 177
Other comprehensive loss, net of tax	3	19					19	22
Non-cash compensation expense		22			22			22
Noncontrolling interest of consolidated HOAs	8							8
Dividends paid to noncontrolling interest	(3)							(3)
Cancellation of restricted stock for converted shares (in shares)			(36,813)
Issuance of common stock upon vesting of restricted stock units, net of withholding taxes		(7)			(7)			(7)
Issuance of common stock upon vesting of RSUs, net of withholding taxes (in shares)			537,573
Deferred stock compensation expense		(1)			(1)			(1)
Dividends declared on common stock		(74)			2	(76)		(74)
Dividends declared on common stock (in shares)			6,508
Treasury stock purchases		(28)		$ (28)				(28)
Treasury stock purchases (in shares)				1,109,138
Balance at Dec. 31, 2017	$ 37	$ 1,679	$ 1	$ (164)	$ 1,278	$ 597	$ (33)	$ 1,716
Balance (in shares) at Dec. 31, 2017			134,053,132	9,987,627				124,100,000